                        File Nos. 33-37459 and 811-6200
            As filed with the Securities and Exchange Commission on
                                October 31, 2005
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 58                                             [X]


and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 62                                                            [X]


                              SCHWAB INVESTMENTS
                              ------------------
              (Exact Name of Registrant as Specified in Charter)

            101 Montgomery Street, San Francisco, California 94104
            ------------------------------------------------------
             (Address of Principal Executive Offices) (zip code)

             Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                 Evelyn Dilsaver

            101 Montgomery Street, San Francisco, California 94104
            ------------------------------------------------------
                   (Name and Address of Agent for Service)

                         Copies of communications to:

Richard W. Grant Esq.        John M. Loder, Esq.          Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray                 Charles Schwab Investment
1701 Market Street           One International Place      Management, Inc.
Philadelphia, PA 19103       Boston, MA 02110-2624        101 Montgomery Street
                                                          120KNY-14-109
                                                          San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

      / /  Immediately upon filing pursuant to paragraph (b)


      /X/  On November 15, 2005, pursuant to paragraph (b)



      / /  60 days after filing pursuant to paragraph (a)(1)


      / /  On (date), pursuant to paragraph (a)(1)

      / /  75 days after filing pursuant to paragraph (a)(2)

      / / On (date), pursuant to paragraph (a)(2) of Rule 485 if appropriate, check appropriate box:


      /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment



Part C

The Registrant's prospectuses for the Schwab YieldPlus Fund(R) Investor Shares and Select Shares(R), Schwab Short-Term Bond Market Fund TM, Schwab Total Bond Market Fund TM, Schwab GNMA Fund TM Investor Shares and Select Shares(R), Schwab Tax-Free YieldPlus Fund TM Investor Shares and Select Shares(R), Schwab Short/Intermediate Tax-Free Bond Fund TM, Schwab Long-Term Tax-Free Bond
Fund TM, Schwab California Tax-Free YieldPlus Fund TM Investor Shares and Select Shares(R), Schwab California Short/Intermediate Tax-Free Bond Fund TM and Schwab California Long-Term Tax-Free Bond Fund TM are hereby incorporated by reference to Part A of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR on September 2, 2005 (Accession Number: 0000950134-05-017118).



The Registrant's Statement of Additional Information for the Schwab YieldPlus Fund(R) Investor Shares and Select Shares(R), Schwab Short-Term Bond Market Fund TM, Schwab Total Bond Market Fund TM, Schwab GNMA Fund TM Investor
Shares and Select Shares(R), Schwab Tax-Free YieldPlus Fund TM Investor Shares and Select Shares(R), Schwab Short/Intermediate Tax-Free Bond Fund TM, Schwab Long-Term Tax-Free Bond Fund TM, Schwab California Tax-Free YieldPlus Fund TM Investor Shares and Select Shares(R), Schwab California Short/Intermediate Tax-Free Bond Fund TM and Schwab California Long-Term Tax-Free Bond Fund TM are hereby incorporated by reference to Part B of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR on September 2, 2005 (Accession
Number: 0000950134-05-017118).



The Registration's Part C is hereby incorporated by reference to Part C of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR on September 2, 2005 (Accession Number: 0000950134-05-017118).



Part C

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 58 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 31st day of October, 2005.

                        SCHWAB INVESTMENTS
                        Registrant

                        Charles R. Schwab*
                        ------------------
                        Charles R. Schwab, Chairman and Trustee


      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 31st day of October, 2005.

Signature                                Title
---------                                -----

Charles R. Schwab*                       Chairman and Trustee
-------------------
Charles R. Schwab

Evelyn Dilsaver*                         President and Chief Executive Officer
-----------------
Evelyn Dilsaver

Randall W. Merk*                         Trustee
----------------
Randall W. Merk

Mariann Byerwalter*                      Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                       Trustee
------------------
Donald F. Dorward

William A. Hasler*                       Trustee
------------------
William A. Hasler

Robert G. Holmes*                        Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                         Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                      Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                       Trustee
-------------------
Michael W. Wilsey

George Pereira*                          Treasurer and Principal
---------------
Financial Officer
George Pereira

*By:  /s/ Timothy W. Levin
      --------------------
      Timothy W. Levin, Attorney-in-Fact
      Pursuant to Power of Attorney